Note 24 - Current allowances and provisions - Liabilities (Details) - Provision for current liabilities [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year		$ 9,322	$ 12,279
Translation differences		(257)	(739)
Additional provisions		9,504	11,102
Reclassifications		(2,229)	(4,014)
Used		(5,155)	(9,306)
Values at the end of the year		11,185	9,322
Sales risks [member]
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year		1,468	1,795
Translation differences		(160)	(3)
Additional provisions		5,315	3,506
Reclassifications
Used		(3,437)	(3,830)
Values at the end of the year		3,186	1,468
Miscellaneous other provisions [member]
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year	[1]	7,854	10,484
Translation differences		(97)	(736)	[1]
Additional provisions		4,189	7,596	[1]
Reclassifications		(2,229)	(4,014)	[1]
Used		(1,718)	(5,476)	[1]
Values at the end of the year		$ 7,999	$ 7,854	[1]

[1]	Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.